Transactions With Related Parties - Navios Europe Inc (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 18, 2013	Dec. 31, 2012	Oct. 09, 2013 Navios Holdings	Dec. 31, 2013 Navios Acquisition	Oct. 09, 2013 Navios Acquisition	Oct. 09, 2013 Navios Maritime Partners L.P.	Oct. 09, 2013 Navios Holdings, Navios Acquisition and Navios Partners	Dec. 31, 2013 Navios Holdings, Navios Acquisition and Navios Partners
Business Acquisition [Line Items]
Ownership percentage				47.50%		47.50%	5.00%
Investment in affiliates	$ 4,750		$ 0
Long Term Debt	1,154,448	10,000	992,493
Preferred Distribution Percentage								12.70%
Revolving loan facility to fund working capital requirements, outstanding					8,788			24,100	18,500
Loan receivable from affiliates	$ 2,660		$ 0